Fair Value Measurements (Details) - Schedule of summary of the changes in the fair value of our Level 3 financial instruments - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 30, 2020
SAFE [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning
Issuance of SAFE		$ 1,675	325
Change in fair value		25,207
Balance ending		27,207	325
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning
Issuance of investors warrants			286
Change in fair value		17,819	97
Balance ending		19,346	$ 383
Issuance of Discount warrants		1,144
FCA [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning
Issuance of FCA		256
Change in fair value		(12)
Exercise of FCA		(65)
Balance ending		203
Reduced Principal Payment Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning
Issuance of FCA		16
Change in fair value	[1]
Exercise of FCA
Balance ending		$ 16

[1]	Represents an amount lower than $1.